UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7740

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2008

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET 2008 WORLDWIDE Dollar
GOVERNMENT TERM TRUST INC.

FORM N-Q

APRIL 30, 2008

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

Schedule of Investments (unaudited)

April 30, 2008

Face Amount	Security	Value
MORTGAGE-BACKED SECURITIES — 71.7%
FHLMC — 49.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
$31,242,160	5.576% due 5/1/36 (a)	$31,914,358
8,133,504	6.114% due 7/1/36 (a)	8,281,462
44,292,512	6.180% due 12/1/36 (a)(b)	45,428,298
22,106,111	5.811% due 1/1/37 (a)	22,633,524
22,768,444	5.762% due 5/1/37 (a)	23,293,115
44,505,017	5.900% due 5/1/37 (a)	45,396,907
52,596	Gold, 7.000% due 10/1/17	56,035

	TOTAL FHLMC	177,003,699

FNMA — 22.4%
	Federal National Mortgage Association (FNMA):
1,570,162	4.789% due 2/1/35 (a)	1,625,083
2,192,397	5.055% due 3/1/35 (a)	2,267,111
21,290,563	5.119% due 1/1/36 (a)	21,616,272
16,686,861	5.897% due 12/1/36 (a)	17,120,079
18,595,318	5.952% due 12/1/36 (a)	19,025,336
18,434,001	5.489% due 2/1/37 (a)	18,804,882

	TOTAL FNMA	80,458,763

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $254,291,507)	257,462,462

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
	Federal Home Loan Mortgage Corp. (FHLMC):
	PAC IO:
273,546	4.500% due 8/15/12 (c)	10
1,932,775	5.000% due 3/15/14 (c)	20,188
5,497,906	4.500% due 5/15/15 (c)	243,720
1,933,053	5.500% due 9/15/22 (c)	22,860
8,146,548	5.000% due 5/15/23 (c)	1,252,034
7,079,501	5.000% due 7/15/26 (c)	382,541
	PAC-1 IO:
2,338,160	5.000% due 3/15/22 (c)	341,854
8,198,741	5.500% due 9/15/28 (c)	767,204
9,792,061	5.500% due 2/15/30 (c)	1,057,876
	Federal National Mortgage Association (FNMA):
	IO:
4,937,674	4.500% due 1/25/14 (c)	92,630
4,917,391	5.000% due 5/25/16 (c)	81,034
	STRIP, IO:
14,719,404	6.000% due 3/1/33 (c)	3,601,727
12,907,106	5.000% due 7/1/33 (c)	3,021,702
13,602,768	5.500% due 8/1/34 (c)	3,245,311

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $11,265,149)	14,130,691

CORPORATE BOND & NOTE — 1.4%
Capital Markets — 1.4%
4,950,000	Credit Suisse First Boston Brazil (Bahamas) Ltd., 5.850% due 11/24/08 (Cost - $4,950,000)	4,938,430

MUNICIPAL BONDS — 6.8%
Pennsylvania — 1.4%
	Westmoreland County, PA, GO, Refunding, FGIC:
2,665,000	Zero coupon bond to yield 3.845% due 6/1/08	2,658,870

See Notes to Schedule of Investments.

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

Schedule of Investments (unaudited)

April 30, 2008

Face
Amount	Security	Value
Pennsylvania —1.4% (continued)
$2,515,000	Zero coupon bond to yield 3.904% due 12/1/08 (b)	$2,476,093
	Total Pennsylvania	5,134,963

Texas — 5.4%
11,200,000	Austin, TX, Utility Systems Revenue, Refunding, Prior Lien, MBIA, zero coupon bond to yield 3.901% due 11/15/08 (b)	11,062,464
2,705,000	Edinburg, TX, Consolidated ISD, GO, Refunding School Building, PSFG, zero coupon bond to yield 3.938% due 2/15/09 (b)	2,656,878
5,470,000	Harris County, TX, GO, FGIC, zero coupon bond to yield 3.873% due 8/15/08 (b)	5,430,890
	Total Texas	19,150,232
	TOTAL MUNICIPAL BONDS (Cost — $24,308,947)	24,285,195

U.S. GOVERNMENT & AGENCY OBLIGATION — 5.3%
U.S. Government Agency — 5.3%
19,000,000	Federal Home Loan Bank (FHLB), 2.528% due 1/8/09 (a)(b) (Cost - $18,994,463)	18,985,959
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $313,810,066)	319,802,737

SHORT-TERM INVESTMENTS — 10.0%
U.S. Government Agencies — 5.4%
18,000,000	Federal Home Loan Bank (FHLB), Discount Notes, 2.123% due 10/24/08 (d)	17,824,446
1,680,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.825% due 12/15/08 (b)(d)(e)	1,658,348
	Total U.S. Government Agencies (Cost — $19,476,083)	19,482,794

Repurchase Agreement — 4.6%
16,495,000	Morgan Stanley tri-party repurchase agreement dated 4/30/08,1.950% due 5/1/08; Proceeds at maturity - $16,495,893; (Fully collateralized by U.S. government agency obligation, 6.125% due 10/3/22; Market value - $16,990,154) (Cost - $16,495,000)	16,495,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $35,971,083)	35,977,794
	TOTAL INVESTMENTS — 99.1% (Cost — $349,781,149#)	355,780,531
	Other Assets in Excess of Liabilities — 0.9%	3,251,105
	TOTAL NET ASSETS — 100.0%	$359,031,636

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.
(b)	All or a portion of this security is segregated for open futures contracts, written options and swap contracts.
(c)	Illiquid security.
(d)	Rate shown represents yield-to-maturity.
(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
FG1C - Financial Guaranty Insurance Company - Insured Bonds
GO - General Obligation
IO - Interest Only
1SD - Independent School District
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
PAC - Planned Amortization Class

See Notes to Schedule of Investments.

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

Schedule of Investments (unaudited) (continued)

April 30, 2008

PSFG - Permanent School Fund Guaranty
STRIP – Separate Trading of Registered Interest and Principal

Schedule of Options Written

Notional Par	Reference Security	Expiration Date	Strike Rate	Value
$200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.1G.HVOL.10 Index, Call (f)	5/20/08	2.60%	$(3,080)
500,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.10 Index, Call (f)	5/20/08	2.70	(9,500)
900,000	Credit default swaption with Credit Suisse First Boston Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.10 Index, Call (f)	5/20/08	2.40	(8,190)
	Total Options Written (Premiums Received — $10,450)			$(20,770)

(f) Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset 2008 Worldwide Dollar Government Term Trust Inc. (the “Fund”) was incorporated in Maryland on May 24, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).  The investment objective of the Fund is to manage a portfolio of fixed income securities so as to return $10 per share to investors on or about November 30, 2008 while providing high monthly income.  No assurance can be given that the Fund’s investment objective will be achieved.

The Fund seeks to achieve its investment objective by investing substantially all (at least 90%) of its assets, under normal conditions, in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by foreign governments (sovereign bonds) and collateralized in full as to principal due at their maturity by U.S. government securities and zero-coupon obligations of municipal issuers. The market prices of the securities in which the Fund invests are expected to fluctuate with changes in interest rates and the perceived credit quality of such assets. The Fund’s investments in sovereign bonds may be affected by political, social, economic or diplomatic changes in such countries and the Fund’s investment in such securities increases the risk that the Fund will return less than $10 per share in the year 2008.  In addition, the Fund’s investment in mortgage-backed securities is subject to the risk that rapid principal repayment, including prepayment, may have an adverse effect on the yield to maturity of such securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio.  Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value.  When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Stripped Securities. The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Credit Default Swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund  has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

(g) Swaptions. The Fund may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield.  Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.  If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange.  If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.  Swaptions are marked to market daily based upon quotations from market makers.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(h) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(i) Security Transactions.  Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,469,801
Gross unrealized depreciation	(470,419)
Net unrealized appreciation	$5,999,382

At April 30, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
Eurodollar	1,650	12/08	$402,570,750	$400,537,500	$(2,033,250)
U.S. Treasury 2-Year Note	203	6/08	43,365,624	43,175,562	(190,062)
Net Unrealized Loss on Open Futures Contracts					$(2,223,312)

During the period ended April 30, 2008, written option transactions for the Fund were as follows:

	Notional Par	Premiums
Options written, outstanding July 31, 2007	—	—
Options written	$8,300,000	$40,606
Options closed	—	—
Options expired	(6,700,000)	(30,156)
Options written, outstanding April 30, 2008	$1,600,000	$10,450

At April 30, 2008, the Fund held the following credit default swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	10/11/2007
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$24,000,000
Payments received by the Fund:	Fixed Rate, 0.750%
Payments made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/2012
Unrealized Depreciation	$(990,500)

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its October 31, 2008 Form N-Q.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                               There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	June 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	June 20, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	June 20, 2008